UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating revenues
Time charter revenues	$ 269,443	$ 312,528
Voyage charter and pool revenues	46,270	9,388
Drilling contract revenues	47,244	48,385
Interest income – sales-type leases	0	920
Profit sharing income	3,475	2,601
Other operating income	8,816	5,505
Total operating revenues	375,248	379,327
Gain on sale of vessels	11,503	4,242
Operating expenses
Vessel and rig operating expenses	141,396	161,903
Depreciation	109,252	121,775
Vessel impairment charge	0	34,093
Administrative expenses	14,529	9,653
Total operating expenses	265,177	327,424
Operating income	121,574	56,145
Non-operating income/(expense)
Interest income – long-term loans to associated companies	2,263	2,263
Interest income – other	2,865	3,834
Interest expense	(74,585)	(92,067)
Gain/(Loss) on investments in equity securities	697	(1,326)
Interest and valuation gain/(loss) on non-designated derivatives	7,204	(2,562)
Other financial items, net	(325)	3,415
Equity in earnings of associated companies	1,207	1,146
Income/(Loss) before taxes	60,900	(29,152)
Tax expense	(1,030)	(1,259)
Net income/(loss)	$ 59,870	$ (30,411)
Per share information:
Basic earnings/(loss) per share (in USD per share)	$ 0.45	$ (0.23)
Diluted earnings/(loss) per share (in USD per share)	$ 0.45	$ (0.23)